OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
February 19, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Quest for Value Funds (the “Registrant”) Reg. No. 33-15489; File No. 811-05225
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“),on behalf of the Registrant, with respect to its series: Oppenheimer Fundamental Alternatives Fund and Oppenheimer Mid Cap Value Fund (each a “Fund”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 14, 2019.
Sincerely,
/s/ Emily Ast
Emily Ast Vice President & Associate General Counsel 212-323-5086 east@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Taylor V. Edwards, Esq.